Capital Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Capital Stock [Abstract]
CAPITAL STOCK
7)	CAPITAL STOCK

a)	Authorized

The total authorized is 500,000,000 common stocks with a par value of $0.001 per common stock.

b)	Issued and Outstanding

On December 28, 2012, the Company entered into an Exchange and Registration Rights Agreement with a consultant pursuant to which the Company issued 100,000 shares of our common stock to settle the convertible promissory note and the related accrued interest, valued at $1.00 per share.

On September 14, 2012, the Company issued 600,000 common shares for gross proceeds of $600,000.

On June 14, 2012, the Company issued 5,000,000 common shares to PGG to effect the acquisition and RTO.  Prior to the acquisition and RTO (Notes 1 and 5), PGT Limited engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 5,000,000 common shares issued in the reverse acquisition.

On April 5, 2011, PGT Limited issued 1 common share at a value of £1 per share, upon the acquisition and RTO which has been restated using the exchange ratio established in the Assignment and Share Transfer Agreement to reflect 5,000,000 common shares issued in the reverse acquisition.  Further, the $5,000,000 promissory note (net present value of $4,003,255) is deemed to be the withdrawal of contribution which is first to reduce the remaining additional paid-in capital of PGT Limited ($1,419) with the remaining balance ($4,001,836) charged to deficit.

Prior to the acquisition and RTO (Notes 1 and 5) common shares totalling 27,404 were considered as a recapitalization to PGT Limited.

At December 31, 2012, there were 5,727,404 common stocks issued and outstanding.

4.             CAPITAL STOCK

Authorized:

Unlimited common stocks with no par value

Issued and Outstanding

On April 5, 2011, the Company issued 1 common stock at value of £1 per share. As at March 31, 2012, the Company had 1 common stock issued and outstanding.